UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Integrated Small Cap Growth Fund
Class A / ISGDX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.21% (a)
(a)	Annualized.
Key Fund S
tatis
tics
Fund net assets	$ 22,899,988
Total number of portfolio holdings	142
Portfolio turnover for the reporting period	38%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Insmed, Inc.	2.5%
Carpenter Technology Corp.	2.1%
CommVault Systems, Inc.	1.8%
Legalzoom.com, Inc.	1.7%
Palomar Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.6%
AxoGen, Inc.	1.6%
Upwork, Inc.	1.5%
Primoris Services Corp.	1.5%
Freshworks, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Small Cap Growth Fund
Institutional Class / ISGNX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a pe rcen tage of a $10,000 investment
Institutional Class	$ 51	0.99% (a)
(a)	Annualized.
Key Fund Stati
stics
Fund net assets	$ 22,899,988
Total number of portfolio holdings	142
Portfolio turnover for the reporting period	38%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Insmed, Inc.	2.5%
Carpenter Technology Corp.	2.1%
CommVault Systems, Inc.	1.8%
Legalzoom.com, Inc.	1.7%
Palomar Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.6%
AxoGen, Inc.	1.6%
Upwork, Inc.	1.5%
Primoris Services Corp.	1.5%
Freshworks, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Integrated Small Cap Growth Fund | Class A

|

SSR318_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Integrated Small Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Small Cap Growth Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 1.1%
Bandwidth, Inc., Class A(a)	15,641	249,787
Entertainment 0.9%
Eventbrite, Inc., Class A(a)	82,798	202,027
Media 1.5%
Gambling.com Group Ltd.(a)	16,554	235,398
Integral Ad Science Holding Corp.(a)	11,086	116,625
Total		352,023
Total Communication Services		803,837
Consumer Discretionary 11.7%
Automobile Components 1.3%
Dorman Products, Inc.(a)	2,201	289,344
Distributors 0.3%
GigaCloud Technology, Inc., Class A(a)	3,836	64,944
Diversified Consumer Services 4.3%
American Public Education, Inc.(a)	6,593	139,508
Coursera, Inc.(a)	18,717	148,238
Duolingo, Inc.(a)	876	273,373
frontdoor, Inc.(a)	2,291	104,195
Universal Technical Institute, Inc.(a)	11,282	318,604
Total		983,918
Hotels, Restaurants & Leisure 2.6%
Life Time Group Holdings, Inc.(a)	2,611	79,531
Rush Street Interactive, Inc.(a)	23,266	271,281
Shake Shack, Inc., Class A(a)	2,353	255,536
Total		606,348
Household Durables 0.7%
M/I Homes, Inc.(a)	1,418	166,090
Specialty Retail 1.8%
American Eagle Outfitters, Inc.	19,954	261,198
Urban Outfitters, Inc.(a)	1,109	64,533
Victoria’s Secret & Co.(a)	3,377	90,267
Total		415,998
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
Kontoor Brands, Inc.	2,457	159,803
Total Consumer Discretionary		2,686,445
Consumer Staples 3.6%
Beverages 1.1%
Primo Brands Corp., Class A	7,370	248,295
Consumer Staples Distribution & Retail 0.2%
Sprouts Farmers Market, Inc.(a)	374	55,502
Food Products 1.5%
Utz Brands, Inc.	5,371	73,153
Vital Farms, Inc.(a)	8,486	280,972
Total		354,125
Personal Care Products 0.8%
Honest Co., Inc. (The)(a)	32,381	174,857
Total Consumer Staples		832,779
Energy 3.3%
Energy Equipment & Services 2.5%
Oceaneering International, Inc.(a)	9,560	211,181
Tetra Technologies, Inc.(a)	17,141	64,964
Tidewater, Inc.(a)	6,236	284,486
Total		560,631
Oil, Gas & Consumable Fuels 0.8%
Riley Exploration Permian, Inc.	4,053	127,913
Ring Energy, Inc.(a)	43,313	55,440
Total		183,353
Total Energy		743,984
Financials 10.6%
Banks 1.9%
Axos Financial, Inc.(a)	3,883	259,384
First Business Financial Services, Inc.	2,314	122,966
Metropolitan Bank Holding Corp.(a)	1,113	67,259
Total		449,609
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.5%
Hamilton Lane, Inc., Class A	652	101,921
P10, Inc., Class A	19,017	242,847
Total		344,768
Consumer Finance 0.3%
Regional Management Corp.	2,020	67,771
Financial Services 4.4%
AvidXchange Holdings, Inc.(a)	26,169	198,884
Essent Group Ltd.	4,580	263,899
Flywire Corp.(a)	4,181	47,663
NMI Holdings, Inc., Class A(a)	2,138	77,909
Payoneer Global, Inc.(a)	33,823	289,187
Priority Technology Holdings, Inc.(a)	11,816	126,786
Total		1,004,328
Insurance 2.5%
Heritage Insurance Holdings, Inc.(a)	7,627	89,617
Palomar Holdings, Inc.(a)	2,956	380,319
Skyward Specialty Insurance Group, Inc.(a)	1,922	99,983
Total		569,919
Total Financials		2,436,395
Health Care 23.0%
Biotechnology 14.7%
Absci Corp.(a)	5,331	20,524
ACADIA Pharmaceuticals, Inc.(a)	5,290	103,684
Alkermes PLC(a)	1,945	66,772
Altimmune, Inc.(a)	3,760	25,004
Annexon, Inc.(a)	17,537	46,298
Apellis Pharmaceuticals, Inc.(a)	830	20,874
Arcellx, Inc.(a)	733	47,513
Arcus Biosciences, Inc.(a)	1,868	20,342
Arcutis Biotherapeutics, Inc.(a)	6,112	83,673
Arrowhead Pharmaceuticals, Inc.(a)	2,098	39,673
Astria Therapeutics, Inc.(a)	1,859	11,972
Aura Biosciences, Inc.(a)	2,947	22,073
Biohaven Ltd.(a)	3,194	118,753
Blueprint Medicines Corp.(a)	1,794	173,247
BridgeBio Pharma, Inc.(a)	4,332	151,187
CG Oncology, Inc.(a)	2,440	63,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Cytokinetics, Inc.(a)	2,459	113,114
Dynavax Technologies Corp.(a)	3,602	49,672
Halozyme Therapeutics, Inc.(a)	2,111	124,866
Ideaya Biosciences, Inc.(a)	2,588	53,235
Insmed, Inc.(a)	6,938	565,794
Janux Therapeutics, Inc.(a)	1,107	36,409
KalVista Pharmaceuticals, Inc.(a)	1,769	20,158
Krystal Biotech, Inc.(a)	499	89,446
Legend Biotech Corp., ADR(a)	2,468	86,405
Madrigal Pharmaceuticals, Inc.(a)	316	107,841
Nuvalent, Inc., Class A(a)	852	63,883
Olema Pharmaceuticals, Inc.(a)	5,084	22,217
Revolution Medicines, Inc.(a)	4,367	177,912
SpringWorks Therapeutics, Inc.(a)	5,006	289,146
Summit Therapeutics, Inc.(a)	1,666	34,469
Syndax Pharmaceuticals, Inc.(a)	4,541	71,021
TG Therapeutics, Inc.(a)	1,840	55,366
Vaxcyte, Inc.(a)	3,544	258,783
Vera Therapeutics, Inc.(a)	849	25,411
Viking Therapeutics, Inc.(a)	3,531	101,940
Total		3,361,775
Health Care Equipment & Supplies 5.4%
Avanos Medical, Inc.(a)	4,925	74,121
AxoGen, Inc.(a)	18,296	366,103
Glaukos Corp.(a)	1,556	186,751
Inspire Medical Systems, Inc.(a)	438	81,288
LivaNova PLC(a)	2,827	117,688
STAAR Surgical Co.(a)	12,371	216,493
Tactile Systems Technology, Inc.(a)	12,924	184,684
Total		1,227,128
Health Care Providers & Services 1.8%
Hims & Hers Health, Inc., Class A(a)	4,484	202,184
Option Care Health, Inc.(a)	6,118	204,953
Total		407,137
Life Sciences Tools & Services 0.4%
ChromaDex Corp.(a)	16,700	94,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.7%
Axsome Therapeutics, Inc.(a)	1,032	131,621
Structure Therapeutics, Inc., ADR(a)	1,743	41,396
Total		173,017
Total Health Care		5,263,245
Industrials 20.4%
Aerospace & Defense 1.3%
Kratos Defense & Security Solutions, Inc.(a)	11,183	295,119
Building Products 0.9%
Gibraltar Industries, Inc.(a)	3,272	215,003
Commercial Services & Supplies 0.6%
Steelcase, Inc., Class A	10,346	125,807
Construction & Engineering 3.0%
Dycom Industries, Inc.(a)	2,010	329,358
Primoris Services Corp.	4,816	345,500
Total		674,858
Electrical Equipment 0.9%
Thermon(a)	5,560	164,020
Ultralife Corp.(a)	6,947	43,558
Total		207,578
Machinery 2.6%
Hyster-Yale Materials Handling, Inc.	1,557	79,127
Mueller Water Products, Inc., Class A	13,131	338,255
Tennant Co.	2,142	185,411
Total		602,793
Professional Services 5.4%
ExlService Holdings, Inc.(a)	5,748	278,491
ICF International, Inc.	1,687	133,712
Legalzoom.com, Inc.(a)	38,424	390,388
NV5 Global, Inc.(a)	5,103	92,109
Upwork, Inc.(a)	21,908	348,994
Total		1,243,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 5.7%
Applied Industrial Technologies, Inc.	1,016	254,589
DNOW, Inc.(a)	17,335	277,013
FTAI Aviation Ltd.	2,176	280,073
Hudson Technologies, Inc.(a)	43,454	250,295
MRC Global, Inc.(a)	19,114	232,618
Total		1,294,588
Total Industrials		4,659,440
Information Technology 19.4%
Electronic Equipment, Instruments & Components 1.0%
Daktronics, Inc.(a)	2,585	39,447
ePlus, Inc.(a)	2,286	147,173
Fabrinet(a)	276	55,214
Total		241,834
IT Services 0.6%
Unisys Corp.(a)	29,673	127,891
Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A(a)	5,912	153,357
Credo Technology Group Holding Ltd.(a)	6,856	378,314
Impinj, Inc.(a)	354	34,217
Onto Innovation, Inc.(a)	868	126,433
Rambus, Inc.(a)	2,712	151,574
Total		843,895
Software 13.9%
Alkami Technology, Inc.(a)	9,048	279,040
AvePoint, Inc.(a)	18,678	279,049
Braze, Inc., Class A(a)	1,330	49,183
CommVault Systems, Inc.(a)	2,457	419,066
Dave, Inc.(a)	2,345	236,048
Freshworks, Inc., Class A(a)	20,052	342,087
Intapp, Inc.(a)	1,897	125,126
LiveRamp Holdings, Inc.(a)	10,865	324,646
N-Able, Inc.(a)	10,488	105,195
Olo, Inc., Class A(a)	39,494	272,114
Ooma, Inc.(a)	8,419	121,065
Semrush Holdings, Inc., Class A(a)	17,835	196,185
SPS Commerce, Inc.(a)	848	112,954
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	3,769	143,750
Workiva, Inc., Class A(a)	2,072	181,341
Total		3,186,849
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.(a)	1,552	38,133
Total Information Technology		4,438,602
Materials 2.3%
Chemicals 0.2%
Northern Technologies International Corp.	2,773	31,473
Metals & Mining 2.1%
Carpenter Technology Corp.	2,354	487,443
Total Materials		518,916
Real Estate 0.7%
Retail REITs 0.2%
Tanger, Inc.	1,608	57,003
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
Outfront Media, Inc.	5,898	109,703
Total Real Estate		166,706
Total Common Stocks (Cost $18,260,876)		22,550,349

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	370,123	370,086
Total Money Market Funds (Cost $370,033)		370,086
Total Investments in Securities (Cost: $18,630,909)		22,920,435
Other Assets & Liabilities, Net		(20,447)
Net Assets		22,899,988
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	407,115	2,054,996	(2,092,029)	4	370,086	8	6,028	370,123
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	803,837	—	—	803,837
Consumer Discretionary	2,686,445	—	—	2,686,445
Consumer Staples	832,779	—	—	832,779
Energy	743,984	—	—	743,984
Financials	2,436,395	—	—	2,436,395
Health Care	5,263,245	—	—	5,263,245
Industrials	4,659,440	—	—	4,659,440
Information Technology	4,438,602	—	—	4,438,602
Materials	518,916	—	—	518,916
Real Estate	166,706	—	—	166,706
Total Common Stocks	22,550,349	—	—	22,550,349
Money Market Funds	370,086	—	—	370,086
Total Investments in Securities	22,920,435	—	—	22,920,435
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $18,260,876)	$22,550,349
Affiliated issuers (cost $370,033)	370,086
Receivable for:
Capital shares sold	376
Dividends	3,996
Expense reimbursement due from Investment Manager	401
Prepaid expenses	1,189
Other assets	14,574
Total assets	22,940,971
Liabilities
Payable for:
Capital shares redeemed	1,164
Management services fees	530
Distribution and/or service fees	118
Transfer agent fees	3,065
Compensation of chief compliance officer	2
Accounting services fees	15,545
Printing and postage fees	4,961
Compensation of board members	864
Other expenses	1,799
Deferred compensation of board members	12,935
Total liabilities	40,983
Net assets applicable to outstanding capital stock	$22,899,988
Represented by
Paid in capital	17,151,174
Total distributable earnings (loss)	5,748,814
Total - representing net assets applicable to outstanding capital stock	$22,899,988
Class A
Net assets	$19,705,406
Shares outstanding	1,514,998
Net asset value per share	$13.01
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.80
Institutional Class
Net assets	$3,194,582
Shares outstanding	216,917
Net asset value per share	$14.73
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Integrated Small Cap Growth Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$40,967
Dividends — affiliated issuers	6,028
Foreign taxes withheld	(952)
Total income	46,043
Expenses:
Management services fees	101,449
Distribution and/or service fees
Class A	22,523
Transfer agent fees
Class A	19,267
Advisor Class	1,267
Institutional Class	1,918
Custodian fees	2,629
Printing and postage fees	7,051
Registration fees	25,794
Accounting services fees	16,045
Legal fees	7,337
Compensation of chief compliance officer	2
Compensation of board members	5,570
Deferred compensation of board members	1,908
Other	3,899
Total expenses	216,659
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(75,278)
Expense reduction	(440)
Total net expenses	140,941
Net investment loss	(94,898)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,283,079
Investments — affiliated issuers	8
Net realized gain	2,283,087
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,000,922)
Investments — affiliated issuers	4
Net change in unrealized appreciation (depreciation)	(1,000,918)
Net realized and unrealized gain	1,282,169
Net increase in net assets resulting from operations	$1,187,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment loss	$(94,898)	$(169,257)
Net realized gain	2,283,087	8,246,625
Net change in unrealized appreciation (depreciation)	(1,000,918)	(2,275,421)
Net increase in net assets resulting from operations	1,187,271	5,801,947
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,742,518)	—
Institutional Class	(475,241)	—
Total distributions to shareholders	(3,217,759)	—
Increase (decrease) in net assets from capital stock activity	1,848,735	(38,192,877)
Total decrease in net assets	(181,753)	(32,390,930)
Net assets at beginning of period	23,081,741	55,472,671
Net assets at end of period	$22,899,988	$23,081,741
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Integrated Small Cap Growth Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	11,432	169,596	37,027	456,233
Distributions reinvested	191,927	2,715,770	—	—
Shares redeemed	(84,674)	(1,211,239)	(383,098)	(4,813,188)
Net increase (decrease)	118,685	1,674,127	(346,071)	(4,356,955)
Advisor Class
Shares sold	129	3,233	2,786	39,104
Shares redeemed	(178,810)	(3,149,957)	(103,682)	(1,541,778)
Net decrease	(178,681)	(3,146,724)	(100,896)	(1,502,674)
Class C
Shares sold	—	—	546	6,291
Shares redeemed	—	—	(1,224)	(15,306)
Net decrease	—	—	(678)	(9,015)
Institutional Class
Shares sold	207,790	3,723,906	104,792	1,436,543
Distributions reinvested	29,604	473,954	—	—
Shares redeemed	(55,366)	(876,528)	(2,344,690)	(33,721,878)
Net increase (decrease)	182,028	3,321,332	(2,239,898)	(32,285,335)
Institutional 2 Class
Shares redeemed	—	—	(1,443)	(20,852)
Net decrease	—	—	(1,443)	(20,852)
Institutional 3 Class
Shares redeemed	—	—	(1,117)	(15,711)
Net decrease	—	—	(1,117)	(15,711)
Class R
Shares redeemed	—	—	(189)	(2,335)
Net decrease	—	—	(189)	(2,335)
Total net increase (decrease)	122,032	1,848,735	(2,690,292)	(38,192,877)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$14.14	(0.06)	0.95	0.89	(2.02)	(2.02)
Year Ended 8/31/2024	$12.09	(0.07)	2.12	2.05	—	—
Year Ended 8/31/2023	$11.71	(0.06)	1.04	0.98	(0.60)	(0.60)
Year Ended 8/31/2022(e)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Year Ended 8/31/2020	$15.32	(0.07)	1.69	1.62	(0.30)	(0.30)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$15.76	(0.05)	1.04	0.99	(2.02)	(2.02)
Year Ended 8/31/2024	$13.47	(0.04)	2.33	2.29	—	—
Year Ended 8/31/2023	$12.94	(0.04)	1.17	1.13	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.04)	(1.48)	(1.52)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Integrated Small Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$13.01	5.15%	1.84%	1.21% (d)	(0.83% )	38%	$19,705
Year Ended 8/31/2024	$14.14	16.96%	1.71%	1.21% (d)	(0.56% )	58%	$19,746
Year Ended 8/31/2023	$12.09	8.89%	1.65%	1.19% (d)	(0.52% )	58%	$21,070
Year Ended 8/31/2022 (e)	$11.71	(24.43% )	1.60% (f)	1.22% (f)	(0.78% )	54%	$21,895
Year Ended 8/31/2021 (g)	$23.20	44.85%	1.35%	1.24%	(0.86% )	62%	$33,873
Year Ended 8/31/2020	$16.64	10.60%	1.34%	1.24%	(0.46% )	70%	$27,152
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$14.73	5.27%	1.62%	0.99% (d)	(0.66% )	38%	$3,195
Year Ended 8/31/2024	$15.76	17.00%	1.48%	0.99% (d)	(0.28% )	58%	$550
Year Ended 8/31/2023	$13.47	9.21%	1.46%	0.99% (d)	(0.32% )	58%	$30,639
Year Ended 8/31/2022 (h)	$12.94	(10.51% )	1.45%	0.98%	(0.58% )	54%	$34,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.05 (a)
Institutional Class	0.19

(a)	Unannualized.
Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $440.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	65

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Class A	1.24
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
18,631,000	6,088,000	(1,799,000)	4,289,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2024 as arising on September 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
73,688	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,845,000 and $10,245,799, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2025.
Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Health care sector risk
The Fund is vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Integrated Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Shareholder concentration risk
At February 28, 2025, one unaffiliated shareholder of record owned 33.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Integrated Small Cap Growth Fund  | 2025

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Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR318_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025